Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended
	May 31, 2026	May 31, 2026
C000240930_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	30.64%
C000240930_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.82%
C000240930_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.72%
C000240929_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	30.64%
C000240929_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.82%
C000240929_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.72%
C000240928_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	30.64%
C000240928_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.82%
C000240928_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.72%
C000240927_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	30.64%
C000240927_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.82%
C000240927_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.72%
C000240926_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	30.64%
C000240926_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.82%
C000240926_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.72%
C000240925_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	30.64%
C000240925_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.82%
C000240925_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.72%
C000240930_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.91%
C000240930_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.34%
C000240930_NoLoadClassMember_2025-06-01_2026-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.66%
C000240929_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	51.79%
C000240929_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.69%
C000240929_NoLoadClassMember_2025-06-01_2026-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	19.76%
C000240929_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	82.57%
C000240929_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.64%
C000240929_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.20%
C000240928_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.04%
C000240928_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(2.35%)
C000240928_NoLoadClassMember_2025-06-01_2026-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.49%
C000240928_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.22%
C000240928_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(4.52%)
C000240928_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.08%
C000240927_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.71%)
C000240927_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.49%
C000240927_NoLoadClassMember_2025-06-01_2026-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.82%
C000240927_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.45%
C000240927_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.05%
C000240927_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.71%
C000240926_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.23%
C000240926_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.28%
C000240926_NoLoadClassMember_2025-06-01_2026-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	17.52%
C000240926_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.18%
C000240926_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.31%)
C000240926_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.42%
C000240925_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	39.99%
C000240925_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.60%
C000240925_NoLoadClassMember_2025-06-01_2026-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	18.10%
C000240925_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	26.41%
C000240925_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.16%
C000240925_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.15%